STATEMENT OF STOCKHOLDERS' DEFICIT (USD $)	Common Stock	Additional Paid-in Capital	Retained Deficit	Total
Beginning Balance, amount at Dec. 04, 2005	$ 2,645	$ 36,950	$ (36,950)	$ 2,645
Beginning Balance, shares at Dec. 04, 2005	2,644,500			2,644,500
Expenditures made by related party on Company's behalf		736,090		736,090
Purchase of Hancamp division property, shares	161,000,000			161,000,000
Purchase of Hancamp division property, value	161,000	112,539,000		112,700,000
Net loss for the period			(113,428,056)	(113,428,056)
Ending Balance, amount at Dec. 31, 2010	163,645	113,312,040	(113,465,006)	10,679
Ending Balance, shares at Dec. 31, 2010	163,644,500			163,644,500
Expenditures made by related party on Company's behalf		112,590		112,590
Purchase of mineral rights and properties from related party, shares	135,000,000			135,000,000
Purchase of mineral rights and properties from related party, value	135,000	18,765,000		18,900,000
Net loss for the period			(19,010,910)	(19,010,910)
Ending Balance, amount at Dec. 31, 2011	298,645	132,189,630	(132,475,916)	12,359
Ending Balance, shares at Dec. 31, 2011	298,644,500			298,644,500
Net loss for the period			(17,254)
Ending Balance, amount at Mar. 31, 2012	298,645	132,189,630	(132,493,170)
Ending Balance, shares at Mar. 31, 2012	298,644,500
Beginning Balance, amount at Dec. 31, 2011			(132,475,916)	12,359
Beginning Balance, shares at Dec. 31, 2011				298,644,500
Net loss for the period			(16,205,044)	(16,205,044)
Ending Balance, amount at Jun. 30, 2012	$ 298,645	$ 132,189,630	$ (148,698,214)	$ (39,113)
Ending Balance, shares at Jun. 30, 2012	298,644,500			298,644,500